March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Municipal Bond Fund, Inc.
• BlackRock Short Duration Muni Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock Short Duration Muni Fund
(formerly known as BlackRock Short-Term Municipal Fund)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 11.3%
Black Belt Energy Gas District, RB
Series A, 5.00%, 12/01/34	$1,675	$ 1,747,467
Series A, 5.25%, 01/01/54(a)	2,000	2,121,206
Series A, 5.25%, 05/01/55(a)	1,700	1,747,501
Series B, 5.00%, 12/01/34	2,450	2,614,223
Series C-1, 5.25%, 02/01/53(a)	8,570	8,990,546
Series F, 5.25%, 12/01/26	5,140	5,202,689
Series G, 5.00%, 10/01/35	3,055	3,182,072
Black Belt Energy Gas District, Refunding RB, Series D2, 3.83%, 07/01/52(a)	2,650	2,661,345
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.00%, 10/01/29	1,250	1,331,447
Energy Southeast A Cooperative District, RB
Series B, 5.00%, 12/01/26	100	101,209
Series B, 5.00%, 06/01/27	115	117,244
Series B, 5.00%, 12/01/27	100	102,812
Series B, 5.00%, 06/01/28	240	248,064
Series B, 5.00%, 12/01/28	250	260,228
Southeast Energy Authority A Cooperative District RB, 4.24%, 05/01/53(a)	2,950	2,988,688
Southeast Energy Authority A Cooperative District, RB
Series A, 5.25%, 01/01/54(a)	5,700	5,978,286
Series A-1, 5.00%, 12/01/26	1,000	1,012,087
Series B, 5.00%, 01/01/54(a)	10,000	10,494,151
Series E, 5.00%, 10/01/30	5,485	5,819,959
		56,721,224
Arizona — 1.8%
Arizona Department of Transportation State Highway Fund Revenue, Refunding RB, 5.00%, 07/01/34	285	286,706
Arizona Health Facilities Authority, RB, Series B, 2.67%, 01/01/46(a)	4,770	4,742,215
Chandler Industrial Development Authority, RB, AMT, 4.00%, 06/01/49(a)	3,300	3,341,981
Salt Verde Financial Corp., RB, 5.50%, 12/01/29	830	881,772
		9,252,674
California — 6.0%
California Community Choice Financing Authority, RB, Sustainability Bonds, 4.40%, 12/01/53(a)	7,000	7,134,675
California Housing Finance Agency, RB, M/F Housing, 3.60%, 12/01/26(a)(b)	5,000	4,999,843
California Infrastructure & Economic Development Bank, RB, Class C, AMT, 3.50%, 01/01/65(a)(c)	4,775	4,777,253
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(c)	3,185	1,688,050
California Pollution Control Financing Authority, RB, Series A, AMT, 4.25%, 07/01/31(a)	2,475	2,504,806
California Pollution Control Financing Authority, Refunding RB, AMT, 2.88%, 07/01/43(a)(c)	490	489,344
California Statewide Communities Development Authority, RB, 5.00%, 10/01/28(c)	2,000	2,100,347
City of Los Angeles Department of Airports, ARB
AMT, 5.00%, 05/15/29	625	626,496
AMT, 5.00%, 05/15/30	570	571,313
AMT, 5.00%, 05/15/35	985	986,745
Security	Par (000)	Value
California (continued)
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.00%, 05/15/34	$1,000	$ 1,114,419
City of Los Angeles Department of Airports, Refunding RB, Series F, AMT, Subordinate, 5.00%, 05/15/34	2,180	2,429,434
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 5.00%, 05/01/33	950	1,045,383
		30,468,108
Colorado — 4.4%
Colorado Health Facilities Authority, RB(a)
Class A, 5.00%, 11/15/60	1,500	1,619,024
Series A, 5.00%, 11/15/59	4,385	4,692,646
Series B-2, 5.00%, 08/01/49	4,715	4,719,782
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 09/01/35	545	599,566
Colorado State Education Loan Program, REVENUE NOTES, 5.00%, 06/30/26	6,320	6,358,483
Denver City & County Housing Authority, RB, M/F Housing, Class A, 5.00%, 06/01/29	820	854,791
Denver City & County School District No. 1, GO, (SAW), 5.00%, 12/01/35	3,355	3,402,340
		22,246,632
Connecticut — 1.2%
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series B, 5.00%, 07/01/49(a)	5,000	5,320,686
State of Connecticut, GO, Series A, 5.00%, 03/15/35	770	882,886
		6,203,572
Delaware — 0.1%
Delaware State Economic Development Authority, Refunding RB, Series A, 4.00%, 10/01/45(a)	560	550,864
District of Columbia — 0.9%
District of Columbia, RB, Series A, AMT, Sustainability Bonds, 5.00%, 02/28/27	865	876,928
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/34	1,595	1,764,579
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/34	1,790	1,827,542
		4,469,049
Florida — 1.2%
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/28	3,000	3,005,482
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/30	1,335	1,417,030
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 5.00%, 11/15/34	290	327,611
Miami-Dade County Expressway Authority, Refunding RB, Series B, 5.00%, 07/01/30	410	410,631
School District of Broward County, Refunding COP, Series A, 5.00%, 07/01/32	405	407,424
South Floridaorida Water Management District, Refunding COP, 5.00%, 10/01/28	565	565,000
		6,133,178

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Short Duration Muni Fund
(formerly known as BlackRock Short-Term Municipal Fund)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia — 2.6%
Development Authority of Burke County, RB, 3.38%, 11/01/48(a)	$180	$ 180,565
Georgia Housing & Finance Authority, RB, S/F Housing, Series E, (FHLMC, FNMA, GNMA), 3.95%, 06/01/35	445	446,336
Main Street Natural Gas, Inc., RB(a)
Series A, 5.00%, 06/01/53	5,000	5,231,714
Series B, 5.00%, 07/01/53	7,045	7,386,953
		13,245,568
Idaho(a) — 1.1%
Idaho Health Facilities Authority, RB
2.63%, 12/01/48	280	279,946
Class C, 5.00%, 03/01/60	4,650	5,006,192
		5,286,138
Illinois — 1.4%
City of Chicago Illinois, Refunding GO, Series A, 5.00%, 01/01/27	655	661,349
Illinois Finance Authority, RB, Series A, Sustainability Bonds, 5.00%, 01/01/35	1,250	1,425,393
Illinois Finance Authority, Refunding RB, Series B, 3.12%, 05/01/42(a)	1,000	999,376
Illinois Housing Development Authority, RB, S/F Housing
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 04/01/28	300	315,664
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 10/01/28	250	266,053
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 04/01/29	355	381,273
Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.50%, 10/01/29	375	406,684
Rock Island County School District No. 41 Rock Island/Milan, GO, Series A, (AGM), 5.00%, 01/01/31	125	135,107
State of Illinois, GO, Series D, 5.00%, 11/01/28	2,380	2,450,428
		7,041,327
Indiana — 1.8%
Indiana Finance Authority, RB, Sustainability Bonds, 5.00%, 10/01/34	1,725	1,739,037
Indiana Finance Authority, Refunding RB
5.00%, 02/01/35	750	858,197
Series D-3, 5.00%, 10/01/59(a)	6,000	6,634,297
		9,231,531
Kansas — 0.1%
University of Kansas Hospital Authority, Refunding RB, Class B, 03/01/55(a)(d)	685	730,948
Kentucky — 1.2%
Kentucky Public Energy Authority, Refunding RB, Series A, 5.25%, 06/01/55(a)	2,585	2,735,656
Louisville/Jefferson County Metropolitan Government, Refunding RB, Series I, 5.00%, 10/01/30	3,395	3,425,398
		6,161,054
Maryland — 0.9%
Maryland Economic Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	1,000	1,026,115
Montgomery County Housing Opportunities Commission, RB, M/F Housing, Series A, 3.85%, 07/01/34	3,435	3,482,363
		4,508,478
Massachusetts — 0.8%
Massachusetts Educational Financing Authority, RB
AMT, 5.00%, 07/01/26	1,000	1,004,448
Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Educational Financing Authority, RB (continued)
Series B, AMT, 5.00%, 07/01/26	$1,250	$ 1,255,561
Massachusetts Educational Financing Authority, Refunding RB, Series B, AMT, 5.00%, 07/01/28	500	517,375
Massachusetts Housing Finance Agency, RB, M/F Housing, Series C2, Sustainability Bonds, (HUD SECT 8), 4.00%, 12/01/27	1,005	1,008,954
		3,786,338
Michigan — 3.5%
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/32	910	920,061
Michigan State Hospital Finance Authority, Refunding RB(a)
Series B-1, 5.00%, 08/15/55	1,385	1,510,948
Series B2, 5.00%, 08/15/55	2,725	3,015,415
Michigan State Housing Development Authority, RB, S/F Housing
Series C, Sustainability Bonds, 3.55%, 12/01/33	1,885	1,853,504
Series C, Sustainability Bonds, 3.60%, 06/01/34	1,665	1,646,787
Series C, Sustainability Bonds, 3.70%, 12/01/34	1,130	1,117,896
Series C, Sustainability Bonds, 3.85%, 06/01/35	1,100	1,087,752
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/29	6,015	6,228,926
		17,381,289
Missouri — 0.9%
Kansas City Industrial Development Authority, ARB, Series A, AMT, 5.00%, 03/01/30	4,200	4,392,743
Nevada(a) — 2.2%
County of Washoe Nevada, Refunding RB
Series B, 3.63%, 03/01/36	3,725	3,748,306
Series C, 4.13%, 03/01/36	2,000	2,025,452
Series F, 4.13%, 03/01/36	5,030	5,094,010
		10,867,768
New Hampshire — 0.6%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 1, Sustainability Bonds, 4.13%, 04/20/43(a)	2,840	2,759,319
New Jersey — 9.0%
New Jersey Economic Development Authority, RB, 5.00%, 06/15/29	1,000	1,070,272
New Jersey Economic Development Authority, Refunding RB
Series B, 5.00%, 11/01/26	10,620	10,770,459
Series RRR, 5.00%, 03/01/28	6,000	6,271,386
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1A, AMT, 5.00%, 12/01/33	2,550	2,719,625
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing, Series B, Sustainability Bonds, (HUD SECT 8), 3.50%, 05/01/29	3,120	3,153,340
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series M, Sustainability Bonds, 4.05%, 04/01/33	640	646,517
Series M, Sustainability Bonds, 4.10%, 10/01/33	665	677,662
Series M, Sustainability Bonds, 4.20%, 04/01/34	2,160	2,201,617
Series M, Sustainability Bonds, 4.20%, 10/01/34	830	846,006
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/28(b)	1,425	1,518,632
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Short Duration Muni Fund
(formerly known as BlackRock Short-Term Municipal Fund)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued)
Series A, 5.00%, 06/15/30	$6,000	$ 6,025,109
Series A, 0.00%, 12/15/34(e)	2,985	2,179,389
Series BB, 5.00%, 06/15/29	1,570	1,664,570
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 06/15/31	4,360	4,377,195
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/29	1,355	1,408,462
		45,530,241
New Mexico(a) — 1.1%
City of Farmington New Mexico, Refunding RB, Series C, 3.88%, 06/01/40	5,115	5,230,257
New Mexico Mortgage Finance Authority, RB, M/F Housing, (HUD SECT 8), 2.92%, 02/01/42	350	349,988
		5,580,245
New York — 10.1%
City of New York, GO, Series G-1, 5.00%, 02/01/35	2,250	2,541,398
City of New York, Refunding GO, Sub-Series F-1, 08/01/35(d)	1,000	1,131,096
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Sub-Series B-1, Sustainability Bonds, 5.00%, 11/15/31	275	278,486
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/34	2,500	2,852,673
Series D, 5.00%, 11/15/27	4,630	4,689,087
New York City Housing Development Corp., RB, M/F Housing(a)
Sustainability Bonds, 3.25%, 11/01/65	3,250	3,255,762
Seires A-2, Sustainability Bonds, 3.70%, 05/01/63	5,000	5,001,643
Series C-2, Sustainability Bonds, 3.75%, 05/01/65	2,435	2,465,984
Series E-2, Sustainability Bonds, 3.80%, 11/01/63	1,000	1,008,408
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, Subordinate, 5.00%, 05/01/35	1,270	1,440,197
Series A2, Subordinate, 5.00%, 05/01/35	1,600	1,684,583
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB
Subordinate, 5.00%, 11/01/30	2,000	2,192,792
Series A-1, Subordinate, 5.00%, 11/01/34	1,825	2,067,604
New York State Dormitory Authority, RB
Class A, (AGM SAW), 5.00%, 10/01/34	1,500	1,725,121
Series A, 5.00%, 03/15/35	500	504,603
New York State Housing Finance Agency, RB, M/F Housing(a)
Series A-1, 3.60%, 11/01/44	2,500	2,508,897
Series A-2, Sustainability Bonds, 3.45%, 06/15/54	4,000	4,024,091
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/31	3,000	3,228,267
Series A, AMT, 5.00%, 07/01/30	995	995,954
Series A, AMT, 5.00%, 07/01/34	1,000	1,000,768
New York Transportation Development Corp., RB, AMT, 4.00%, 10/01/30	3,750	3,809,263
Port Authority of New York & New Jersey, Refunding ARB, Series 207, AMT, 5.00%, 09/15/29	1,000	1,035,450
Security	Par (000)	Value
New York (continued)
Suffolk Tobacco Asset Securitization Corp., Refunding RB
5.00%, 06/01/30	$475	$ 509,145
5.00%, 06/01/31	975	1,058,298
		51,009,570
North Carolina — 1.3%
Cumberland County Industrial Facilities & Pollution Control Financing Authority, RB, AMT, 3.13%, 12/01/27(a)	4,635	4,635,477
North Carolina Turnpike Authority, Refunding RB, Senior Lien, 5.00%, 01/01/30	250	262,472
State of North Carolina, Refunding RB, 5.00%, 03/01/35	1,640	1,877,396
		6,775,345
Ohio — 2.7%
Franklin County RB, 2.63%, 12/01/46(a)	415	414,923
Ohio Air Quality Development Authority, RB, AMT, 2.60%, 06/01/41(a)	1,000	964,679
Ohio Air Quality Development Authority, Refunding RB
4.00%, 09/01/30(a)	4,120	4,162,518
AMT, 3.70%, 10/01/28	4,330	4,362,134
Series A, AMT, 4.25%, 11/01/39(a)	3,825	3,857,814
		13,762,068
Oklahoma — 0.1%
Oklahoma Housing Finance Agency, RB, S/F Housing, Series D, (FHLMC, FNMA, GNMA), 3.55%, 03/01/30	465	468,178
Oregon — 1.5%
Lane County School District No. 19 Springfield, GO, CAB, Series B, (GTD), 0.00%, 06/15/33(e)	1,650	1,306,924
Oregon State Lottery, Refunding RB, Series A, 5.00%, 04/01/35	2,400	2,757,289
Port of Morrow Oregon, GOL, Series A, 5.15%, 10/01/26(c)	1,520	1,519,936
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 28, AMT, 5.00%, 07/01/30	1,580	1,697,840
State of Oregon Housing & Community Services Department, Refunding RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 3.75%, 07/01/31	380	384,180
		7,666,169
Pennsylvania — 4.8%
Allegheny County Hospital Development Authority, RB, Series D2, Class D, 3.00%, 11/15/26(a)	3,850	3,835,015
City of Philadelphia PA Airport Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/28	1,000	1,044,653
Pennsylvania Economic Development Financing Authority, Refunding RB(a)
2.88%, 12/01/30	650	650,000
Series A, 5.00%, 03/15/60	6,525	7,094,847
Series A, AMT, 3.25%, 04/01/34	350	349,973
Pennsylvania Higher Education Assistance Agency, RB, Series A, AMT, 5.00%, 06/01/28	1,925	1,977,496
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 149A, Sustainability Bonds, 5.25%, 04/01/32	625	683,504
Series 149A, Sustainability Bonds, 5.25%, 10/01/32	725	795,346
Series 149A, Sustainability Bonds, 5.25%, 04/01/33	1,145	1,255,607
Series 149A, Sustainability Bonds, 5.25%, 10/01/33	1,410	1,551,256
School District of Philadelphia, GOL, Series A, (SAW), 5.00%, 09/01/29	1,350	1,443,010

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Short Duration Muni Fund
(formerly known as BlackRock Short-Term Municipal Fund)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
School District of Philadelphia, Refunding GOL, Series F, (SAW), 5.00%, 09/01/28	$2,700	$ 2,726,191
State Public School Building Authority, Refunding RB, Series B, (AGM SAW), 5.00%, 06/01/29	740	785,052
		24,191,950
Rhode Island — 0.1%
Rhode Island Health and Educational Building Corp., Refunding RB, Series A, (SAP), 5.00%, 09/15/28	295	297,409
South Carolina — 1.3%
South Carolina Jobs-Economic Development Authority, RB, Series A, 5.00%, 11/01/34	4,345	4,822,417
South Carolina Jobs-Economic Development Authority, Refunding RB, Series B-2, 5.00%, 11/01/49(a)	1,050	1,168,950
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/29	365	366,485
		6,357,852
Tennessee — 0.1%
Lewisburg Industrial Development Board, Refunding RB, AMT, 3.00%, 07/02/35(a)	340	339,935
Texas — 13.5%
Allen Independent School District, GO, (PSF), 5.00%, 02/15/35	95	95,119
Austin Independent School District, Refunding GO, (PSF), 5.00%, 08/01/30	275	277,027
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 11/15/33(d)	1,990	2,245,931
City of Galveston Texas Wharves & Terminal Revenue, ARB, Series A, AMT, 1st Lien, 5.00%, 08/01/30	1,430	1,509,200
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.25%, 07/15/33	2,500	2,626,068
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, 5.00%, 07/01/35	3,325	3,676,514
City of Houston Texas Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/15/27	1,000	1,016,390
Dallas Fort Worth International Airport, Refunding ARB, Series A-1, AMT, 5.00%, 11/01/34	3,500	3,864,923
Dallas Fort Worth International Airport, Refunding RB, Series C, AMT, 5.00%, 11/01/32	5,200	5,688,383
Del Mar College District, GOL, Series B, 5.00%, 08/15/30	505	508,598
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Class C, 5.00%, 07/01/54(a)	5,000	5,289,819
Harris County Industrial Development Corp., Refunding RB, 4.05%, 11/01/50(a)	1,875	1,905,780
Leander Independent School District, Refunding GO, CAB, Series A, (PSF), 0.00%, 08/15/26(e)	850	841,358
Matagorda County Navigation District No. 1, Refunding RB
Series B-1, 4.00%, 06/01/30	2,900	2,900,898
Series B-2, 4.00%, 06/01/30	1,895	1,895,587
AMT, 4.25%, 05/01/30	1,145	1,172,198
Mission Economic Development Corp., RB, AMT, 2.88%, 06/01/55(a)	1,400	1,399,245
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/27	6,000	6,106,969
Security	Par (000)	Value
Texas (continued)
Port Authority of Houston of Harris County Texas, Refunding GO, Series A, AMT, 5.00%, 10/01/27	$1,020	$ 1,048,873
San Antonio Independent School District, Refunding GO, (PSF), 5.00%, 08/15/30	320	322,482
Tarrant County Cultural Education Facilities Finance Corp., RB, Series C, 5.00%, 11/15/64(a)	2,400	2,650,578
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
5.00%, 10/01/28	430	446,389
5.00%, 10/01/29	450	472,477
5.00%, 10/01/30	950	1,007,037
5.00%, 10/01/33	1,200	1,293,803
5.00%, 11/15/51(a)	5,175	5,678,667
Texas Municipal Gas Acquisition & Supply Corp., III, Refunding RB
5.00%, 12/15/28	5,130	5,337,123
5.00%, 12/15/29	3,785	3,971,418
Texas Municipal Gas Acquisition and Supply Corp., II, RB(a)
3.51%, 09/15/27	1,560	1,563,204
Series C, 3.29%, 09/15/27	1,445	1,446,192
		68,258,250
Utah — 0.9%
City of Salt Lake City UT Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/35	1,575	1,741,507
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.00%, 06/01/35	1,375	1,554,868
Series B, 2nd Lien, (AGM), 5.00%, 06/01/35	955	1,075,906
		4,372,281
Virginia — 0.1%
Virginia Housing Development Authority, RB, S/F Housing, Series G, 3.13%, 07/01/56(a)	335	335,007
Washington — 1.9%
Energy Northwest, Refunding RB, Series A, 5.00%, 07/01/34	1,000	1,140,046
Port of Seattle Wasington, ARB, Series B, AMT, Intermediate Lien, 5.00%, 10/01/34	1,890	2,090,943
Seattle Housing Authority, RB, M/F Housing, 5.00%, 12/01/29	950	992,530
State of Washington, GO, Series E, (XLCA), 0.00%, 12/01/28(e)	1,000	928,781
Vancouver Housing Authority, RB, M/F Housing
5.00%, 08/01/32	370	389,542
5.00%, 08/01/35	465	489,378
Washington Health Care Facilities Authority, Refunding RB, Series B-3, 5.00%, 08/01/49(a)	3,730	3,733,783
		9,765,003
Wisconsin — 1.0%
Public Finance Authority, RB, 5.00%, 03/01/34	3,100	3,103,349
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Short Duration Muni Fund
(formerly known as BlackRock Short-Term Municipal Fund)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, Refunding RB, AMT, 3.00%, 09/01/27(a)	$995	$ 994,809
Wisconsin Health & Educational Facilities Authority, RB, 5.00%, 08/01/27(c)	1,000	1,004,060
		5,102,218
Total Municipal Bonds — 93.5% (Cost: $466,277,253)		471,249,523

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(f)(g)	26,492	43,712
Total Warrants — 0.0% (Cost: $ — )		43,712
Total Long-Term Investments — 93.5% (Cost: $466,277,253)		471,293,235
Short-Term Securities
Money Market Funds — 6.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.23%(h)(i)	33,262,315	33,265,641
Total Short-Term Securities — 6.6% (Cost: $33,265,641)		33,265,641
Total Investments — 100.1% (Cost: $499,542,894)		504,558,876
Liabilities in Excess of Other Assets — (0.1)%		(548,036)
Net Assets — 100.0%		$ 504,010,840

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Zero-coupon bond.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Non-income producing security.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 17,798,542	$ 15,467,099 (a)	$ —	$ —	$ —	$ 33,265,641	33,262,315	$ 264,585	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Short Duration Muni Fund
(formerly known as BlackRock Short-Term Municipal Fund)

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 471,249,523	$ —	$ 471,249,523
Warrants	—	—	43,712	43,712
Short-Term Securities
Money Market Funds	33,265,641	—	—	33,265,641
	$33,265,641	$471,249,523	$43,712	$504,558,876

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAN	State Aid Notes
SAP	Subject to Appropriations
SAW	State Aid Withholding
UT	Unlimited Tax
Schedule of Investments